Financial Instruments - Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Maturity 1-6 months [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 14,790
Maturity 1-6 months [member] | Average exchange rate (MXN/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 3,484,000	$ 3,391,000
Average Exchange Rate	20.19	19.62
Maturity 1-6 months [member] | Average exchange rate (BRL/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 805,000	$ 1,332,000
Average Exchange Rate	3.75	3.22
Maturity 1-6 months [member] | Average exchange rate (BRL/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		$ 6,414,000
Average Exchange Rate		3.82
Maturity 1-6 months [member] | Average exchange rate (COP/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 429,000	$ 647,000
Average Exchange Rate	2,851	3,017
Maturity 1-6 months [member] | Average exchange rate (ARS/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 339,000	$ 280,000
Average Exchange Rate	43.31	18.56
Maturity 1-6 months [member] | Average exchange rate (UYU/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 196,000
Average Exchange Rate	32.90
Maturity 1-6 months [member] | Aluminum price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 189,000
Maturity 1-6 months [member] | Average price (USD/Ton) one [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	1,975,000
Maturity 1-6 months [member] | Sugar price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	725,000	$ 710,000
Maturity 1-6 months [member] | Average price (USD cent/Lb)[member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	12,860
Maturity 1-6 months [member] | PX MEG price [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	739,000
Maturity 1-6 months [member] | Average price (USD /Ton) two [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	1,077,000
6-12 months [member] | Interest rate swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 4,013,000
Average Exchange Rate	6.29
6-12 months [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure		15,230
6-12 months [member] | Average exchange rate (MXN/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 683,000	$ 978,000
Average Exchange Rate	20.75	19.42
6-12 months [member] | Average exchange rate (BRL/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 337,000	$ 136,000
Average Exchange Rate	3.83	3.25
6-12 months [member] | Average exchange rate (BRL/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 4,652,000	$ 17,939,000
Average Exchange Rate	3.36	3.83
6-12 months [member] | Average exchange rate (COP/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 63,000	$ 116,000
Average Exchange Rate	2,976	3,014
6-12 months [member] | Average exchange rate (UYU/USD) [member] | Forward agreements to purchase foreign currency [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 159,000
Average Exchange Rate	33.97
6-12 months [member] | Aluminum price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 75,000
6-12 months [member] | Average price (USD/Ton) one [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	1,986,000
6-12 months [member] | Sugar price contracts [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	498,000	$ 428,000
6-12 months [member] | Average price (USD cent/Lb)[member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	13,110
6-12 months [member] | PX MEG price [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	565,000
6-12 months [member] | Average price (USD /Ton) two [member] | Commodity price risk [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	1,040,000
More than 12 months [member] | Interest rate swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 8,594,000	$ 10,752,000
Average Exchange Rate	8.15	7.58
More than 12 months [member] | Average exchange rate (MXN/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 18,502,000	$ 18,552,000
Average Exchange Rate	19.72	19.72
More than 12 months [member] | Average exchange rate (BRL/USD) [member] | Currency swap contract [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Net exposure	$ 18,042,000	$ 14,880,000
Average Exchange Rate	3.59	3.37